SUPPLEMENT DATED DECEMBER 29, 2006 TO THE STATEMENT
                OF ADDITIONAL INFORMATION DATED DECEMBER 15, 2006

                          JNL(R) INVESTORS SERIES TRUST

Please note that the changes are effective January 1, 2007.

ON PAGES 46 AND 47, PLEASE DELETE THE TABLE IN ITS ENTIRETY, AND REPLACE IT WITH THE FOLLOWING:

------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
                                                                                           NUMBER OF
                                                                    PRINCIPAL          PORTFOLIOS IN FUND         OTHER
                                 POSITION(S)      LENGTH OF   OCCUPATIONS(S) DURING      COMPLEX TO BE        DIRECTORSHIPS
   NAME, ADDRESS AND (AGE)     HELD WITH TRUST   TIME SERVED       PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Mark D. Nerud (40) (1)         Trustee (2)       1/07 to      President of the               92 (3)               None
1 Corporate Way                                  present      Adviser (1/07 to
Lansing, MI  48951                                            present); Chief
                               President         12/06 to     Financial Officer
                               and Chief         present      of the Adviser
                               Executive                      (11/00 to 1/07)
                               Officer                        and Managing Board
                                                              Member of the
                                                              Adviser (11/00 to
                                                              11/03); Vice
                                                              President,
                                                              Treasurer, Chief
                                                              Financial Officer
                                                              of other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser;
                                                              Vice President -
                                                              Fund Accounting &
                                                              Administration of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (1/00 to
                                                              present)
---------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Michael Bouchard (50)          Trustee (2)       12/03 to     Sheriff, Oakland               92 (3)         None
1 Corporate Way                                  present      County, Michigan
Lansing, MI 48951                                             (1/99 to present);
                                                              Senator - State of
                                                              Michigan (1991 to
                                                              1999); Chairman -
                                                              Financial Services
                                                              Committee (1/95 to
                                                              1/99)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
William J. Crowley, Jr. (60)   Trustee (2)       1/07 to      Managing Partner               92 (3)         Director of
1 Corporate Way                                  present      (Baltimore Office) -                          Foundation Coal
Lansing, MI 48951                                             Arthur Andersen LLP                           Holdings, Inc.
                                                              (2001 to 2002); Board
                                                              Member of various                             Director of Bio
                                                              corporate boards                              Veris Corporation
                                                              (2002 to present)
                                                                                                            Director of
                                                                                                            Provident
                                                                                                            Bankshares
                                                                                                            Corporation

------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Dominic D'Annunzio (68)        Chairman of the   2/04 to      Acting Commissioner            92 (3)         None
1 Corporate Way                Board (2)         present      of Insurance for the
Lansing, MI 48951                                             State of Michigan
                               Trustee (2)       2/02 to      (1/90 to 5/90) (8/97
                                                 present      to 5/98)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Michelle Engler (48)           Trustee (2)       12/03 to     Attorney (1983 to              92 (3)         Director of
1 Corporate Way                                  present      present);                                     Federal Home
Lansing, MI 48951                                             First Lady of the                             Loan Mortgage
                                                              State of Michigan                             Corporation
                                                              (1990 to 2002);
                                                              Michigan Community
                                                              Service Commission
                                                              Chair (1991 to 2000)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
James Henry (67)               Trustee (2)       1/07 to      Dean Emeritus and              92 (3)         None
1 Corporate Way                                  present      Professor of Finance,
Lansing, MI 48951                                             Eli Broad College of
                                                              Business and Graduate
                                                              School of Management
                                                              (2001 to present)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Richard McLellan (63)          Trustee (2)       12/94 to     Member, Dykema                 92 (3)         None
1 Corporate Way                                  present      Gossett PLLC (Law
Lansing, MI 48951                                             Firm)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
William R. Rybak (55)          Trustee (2)       1/07 to      Executive Vice                 92 (3)         Chairman of the
1 Corporate Way                                  present      President and Chief                           Board of
Lansing, MI 48951                                             Financial Officer,                            Trustees of
                                                              Van Kampen                                    Lewis
                                                              Investments Inc.                              University.
                                                              (1986-2000); Board                            Member of the
                                                              Member of various                             Board since 1982
                                                              corporate boards                              Member of the
                                                              (2002 to present)                             Board of
                                                                                                            Directors of
                                                                                                            Howe Barnes
                                                                                                            Investments,
                                                                                                            Inc. since 2001
                                                                                                            Member of the
                                                                                                            Boards of each
                                                                                                            of the Calamos
                                                                                                            Mutual Funds
                                                                                                            since 2002
                                                                                                            Member of the
                                                                                                            Board of
                                                                                                            Directors of The
                                                                                                            PrivateBancorp
                                                                                                            since 2003
                                                                                                            Chairman of the
                                                                                                            Board of
                                                                                                            Trustees of St.
                                                                                                            Coletta's of
                                                                                                            Illinois.
                                                                                                            Member of the
                                                                                                            Board since 2000
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Patricia A. Woodworth (51)     Trustee (2)       1/07 to      Executive Vice                 92 (3)         None
1 Corporate Way                                  present      President for Finance
Lansing, MI 48951                                             and Administration,
                                                              Chief Financial
                                                              Officer, Art
                                                              Institute of Chicago
                                                              (2002 to present);
                                                              Executive Vice
                                                              President and Chief
                                                              Financial Officer,
                                                              The University of
                                                              Chicago (1998 to 2002)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------

(1) Mr. Nerud is an "interested person" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.

(2) The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

(3) Effective January 16, 2007, the number of Funds in the Fund Complex will be 92.

------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
                                                                                       NUMBER OF
                                POSITION(S)       LENGTH OF   PRINCIPAL                PORTFOLIOS IN FUND     OTHER
                                HELD WITH         TIME        OCCUPATION(S)            COMPLEX TO BE          DIRECTORSHIPS
NAME, ADDRESS AND (AGE)         TRUST             SERVED      DURING PAST 5 YEARS      OVERSEEN BY            HELD BY
                                                                                       TRUSTEE                TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
Daniel W. Koors (36)           Vice              12/06 to     Vice President and         Not Applicable      Not Applicable
1 Corporate Way                President,        present      Chief Financial
Lansing, MI 48951              Treasurer                      Officer of the
                               and Chief                      Adviser (1/07 to
                               Financial                      present); Vice
                               Officer                        President,
                                                              Treasurer and
                                                              Chief Financial
                                                              Officer of other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser
                                                              (12/06 to
                                                              present);
                                                              Assistant
                                                              Treasurer of other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser
                                                              (9/06 to 12/06);
                                                              Assistant Vice
                                                              President - Fund
                                                              Administration of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (8/06 to
                                                              present); Partner
                                                              of Deloitte &
                                                              Touche LLP (2003
                                                              to June 2006);
                                                              Senior Manager of
                                                              Deloitte & Touche
                                                              LLP (2000 to 2003)

------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Susan S. Rhee (35)             Vice              2/04 to      Secretary of the           Not Applicable      Not Applicable
1 Corporate Way                President,        present      Adviser (11/00 to
Lansing, MI 48951              Counsel and                    present); Vice
                               Secretary                      President,
                                                              Counsel, and
                                                              Secretary of other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser;
                                                              Assistant Vice
                                                              President of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (8/03 to
                                                              present);
                                                              Associate General
                                                              Counsel of Jackson
                                                              National Life
                                                              Insurance Company
                                                              (7/01 to present);
                                                              Senior Attorney of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (1/00 to
                                                              7/01)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
Steven J. Fredricks (36)       Chief             1/05 to      Chief Compliance           Not Applicable      Not Applicable
1 Corporate Way                Compliance        present      Officer of the
Lansing, MI 48951              Officer                        Adviser and other
                                                              Investment
                                                              Companies advised
                                                              by the Adviser
                                                              (1/05 to present);
                                                              Attorney of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (2/02 to
                                                              Present); Contract
                                                              Attorney, Godfrey
                                                              & Kahn, S.C. (2001
                                                              - 2002); Assistant
                                                              General Counsel,
                                                              Aid Association
                                                              for Lutherans
                                                              (1997 to 2001)
------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------
William V. Simon (36)          Vice              12/06 to     Vice President and         Not Applicable      Not Applicable
1 Corporate Way                President         present      Chief Operating
Lansing, MI 48951              and                            Officer of the
                               Assistant                      Adviser (1/07 to
                               Treasurer                      present);
                                                              Assistant Vice
                                                              President of
                                                              Jackson National
                                                              Life Insurance
                                                              Company (7/04 to
                                                              present); Director
                                                              of Jackson
                                                              National Life
                                                              Insurance Company
                                                              (8/00 to 7/04)

------------------------------ ----------------- ------------ ----------------------- --------------------- ---------------------

This Supplement is dated December 29, 2006.
(To be used with V6043 01/07.)
                                                                    V6089 12/06